REINSURANCE - Balance and Financial Rating Related to Reinsurers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Recoverables	$ 822	$ 668
Munich American Reassurance Company
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Recoverables	$ 248
A.M. Best Rating	A+ (superior)
Protective Life Insurance Company
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Recoverables	$ 182
A.M. Best Rating	A+ (superior)
Employers Reassurance Corporation
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Recoverables	$ 130
A.M. Best Rating	A- (excellent)
General Re Life Corporation
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Recoverables	$ 129
A.M. Best Rating	A++ (superior)
All Others
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Recoverables	$ 133
A.M. Best Rating	A+ to A- (superior to excellent)